Summary of Significant Accounting Policies - Summary of Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Advanced semiconductor engineering inc [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors and EMS
Establishment and Operating Location	Kaohsiung, R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
A.S.E. Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
J & R Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Bermuda
Percentage of Ownership (%)	100.00%	100.00%
Innosource Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Omniquest Industrial Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Marketing & Service Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing and sales services
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
ASE Test, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	Kaohsiung, R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
Luchu development corporation [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development of real estate properties
Establishment and Operating Location	Taipei, R.O.C.
Percentage of Ownership (%)	86.10%	86.10%
ASE (Shanghai) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Corporation [Member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Mauritius Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Mauritius
Percentage of Ownership (%)	100.00%	100.00%
ASE Labuan Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
Shanghai Ding Hui Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and sale of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Shanghai Ding Qi Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Advanced Semiconductor Engineering (HK) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the trading of substrates
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
Shanghai Ding Wei Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Shanghai Ding Yu Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Shanghai Ding Fan Department Store Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in department store business
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
Kun Shan Ding Hong Real Estate Development Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the development, construction and leasing of real estate properties
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
Shanghai Ding Xu Property Management Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the management of real estate properties
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Electronics Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the production of substrates
Establishment and Operating Location	Kaohsiung, R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Holdings, Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Holdings (Singapore) Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE Singapore Pte. Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ISE Labs, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
Universal Global Scientific Industrial Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing of components of telecomm and cars and provision of related R&D services
Establishment and Operating Location	Nantou, R.O.C.
Percentage of Ownership (%)	74.60%	75.80%
Universal Scientific Industrial De Mexico S.A. De C.V. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembling of motherboards and computer components
Establishment and Operating Location	Mexico
Percentage of Ownership (%)	74.60%	75.80%
USI Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sale of computer peripherals, integrated chip and other related accessories
Establishment and Operating Location	Japan
Percentage of Ownership (%)	74.60%	75.80%
USI Electronics (Shenzhen) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the design, manufacturing and sale of motherboards and computer peripherals
Establishment and Operating Location	Shenzhen, China
Percentage of Ownership (%)	74.60%	75.80%
Universal Global Electronics Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in accepting and outsourcing orders as well as sales of electronic components and service of technical advisory, and was established in February 2018
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	74.60%
Universal Scientific Industrial Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing, processing and sale of computers, computer peripherals and related accessories
Establishment and Operating Location	Nantou, R.O.C.
Percentage of Ownership (%)	74.40%	75.50%
Siliconware Precision Industries Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the assembly, testing and turnkey services of integrated circuits
Establishment and Operating Location	Taichung, R.O.C.
Percentage of Ownership (%)	100.00%
SPIL (B.V.I.) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%
Siliconware Investment Co Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	Taipei, R.O.C.
Percentage of Ownership (%)	100.00%
Siliconware USA, Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in marketing activities
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%
SPIL (Cayman) Holding Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%
Siliconware technology Suzhou limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	70.00%
Siliconware Electronics (Fujian) Co Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Fujian, China
Percentage of Ownership (%)	100.00%
TLJ Intertech Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in information software services
Establishment and Operating Location	Taipei, R.O.C.
Percentage of Ownership (%)	60.00%	60.00%
MingFung Information Service Corp Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in information software services, and was established in May 2018.
Establishment and Operating Location	Taipei, R.O.C.
Percentage of Ownership (%)	100.00%
Alto Enterprises Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	100.00%
Super Zone Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	100.00%	100.00%
ASE (Kun Shan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Investment (Kun Shan) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	100.00%
Advanced Semiconductor Engineering (China) Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Will engage in the packaging and testing of semiconductors
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Investment (Labuan) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
ASE Test Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Singapore
Percentage of Ownership (%)	100.00%	100.00%
ASE (Korea) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Korea
Percentage of Ownership (%)	100.00%	100.00%
J&R Industrial Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in leasing equipment and investing activity
Establishment and Operating Location	Kaohsiung, R.O.C.
Percentage of Ownership (%)	100.00%	100.00%
ASE Japan Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Japan
Percentage of Ownership (%)	100.00%	100.00%
ASE (U.S.) Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	After-sales service and sales support
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	100.00%	100.00%
Global Advanced Packaging Technology Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE WeiHai Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Shandong, China
Percentage of Ownership (%)	100.00%	100.00%
Suzhou ASEN Semiconductors Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Suzhou, China
Percentage of Ownership (%)	70.00%	60.00%
Anstock Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in financing activity
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
Anstock II Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in financing activity
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	100.00%
ASE Electronics (M) Sdn. Bhd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Malaysia
Percentage of Ownership (%)	100.00%	100.00%
ASE Assembly & Test (Shanghai) Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%	100.00%
ASE Trading (Shanghai) Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Liquidated in December 2018
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)		100.00%
ISE Labs, China. Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the testing of semiconductors, and was established in October 2018
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	100.00%
Wuxi Tongzhi Microelectronics Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the packaging and testing of semiconductors
Establishment and Operating Location	Wuxi, China
Percentage of Ownership (%)	100.00%	100.00%
USI Global Inc [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activities, and was established in November 2018 and then dissolved in January 2019
Establishment and Operating Location	Nantou, R.O.C.
Percentage of Ownership (%)	100.00%
USI [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in investing activity
Establishment and Operating Location	Nantou, R.O.C.
Percentage of Ownership (%)	100.00%	99.20%
Huntington Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	99.20%
Unitech Holdings International Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	99.20%
Real Tech Holdings Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	99.20%
Universal ABIT Holding Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	In the process of liquidation
Establishment and Operating Location	British Cayman Islands
Percentage of Ownership (%)	100.00%	99.20%
Rising Capital Investment Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	99.20%
Rise Accord Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	British Virgin Islands
Percentage of Ownership (%)	100.00%	99.20%
Universal Scientific Industrial (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and sale of computer assistance system and related peripherals
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	100.00%	99.20%
USI Enterprise Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the services of investment advisory and warehousing management
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	95.40%	96.90%
Universal Scientific Industrial (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing, manufacturing and sale of electronic components
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	74.60%	75.80%
Universal Global Technology Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Holding company
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	74.60%	75.80%
Universal Global Technology (Kunshan) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the designing and manufacturing of electronic components
Establishment and Operating Location	Kun Shan, China
Percentage of Ownership (%)	74.60%	75.80%
Universal Global Technology (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the processing and sales of computer and communication peripherals as well as business in import and export of goods and technology
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	74.60%	75.80%
Universal Global Electronics (Shanghai) Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the sale of electronic components and telecommunications equipment
Establishment and Operating Location	Shanghai, China
Percentage of Ownership (%)	74.60%	75.80%
USI America Inc. [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in the manufacturing and processing of motherboards and wireless network communication and provision of related technical service
Establishment and Operating Location	U.S.A.
Percentage of Ownership (%)	74.60%	75.80%
Universal Global Industrial Co., Limited [member]
Disclosure of subsidiaries [Line Items]
Main Business	Engaged in manufacturing, trading and investing activity
Establishment and Operating Location	Hong Kong
Percentage of Ownership (%)	74.60%	75.80%